Note to Consolidated Statements of Cash flows	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Note to consolidated statements of cash flows
41	Note to consolidated statements of cash flows

(a)	Reconciliation from profit before income tax expenses to cash generated from operating activities:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Profits before income tax	23,400,178	13,013,271	1,645,112
Adjustments for:
Depreciation of property and equipment	193,511	177,799	181,171
Depreciation of right-of-use assets	608,889	578,014	413,957
Amortization of intangible assets	22,234	15,325	11,022
Share of loss of associates and joint ventures	31,143	218	5,416
Net gains on sale of property and equipment, and intangible assets	6,681	24,256	21,506
Net unrealized losses on financial assets at fair value through profit or loss	483,356	212,297	197,027
Non-cash employee benefits expense - share based payment	133,395	45,919	(36,143)
Asset impairment losses	1,100,882	427,108	31,246
Credit impairment losses	5,658,259	11,956,103	5,598,588
Finance cost classified as financing activities	1,808,050	2,502,008	1,784,065
Investment income classified as investing activities	(1,592,319)	(1,460,167)	(1,220,005)
Foreign exchange losses/(gains)	(206,753)	877,232	(75,714)

	31,647,506	28,369,383	8,557,248

Change in operating assets and liabilities, net of effects from purchase of controlled entity:
Decrease/(increase) in loans to customers and accounts and other receivables	(101,160,641)	10,415,490	105,943,815
Increase/(decrease) in accounts and other payables	82,508,406	(24,054,567)	(96,748,653)

	12,995,271	14,730,306	17,752,410

(b)	Net increase in cash and cash equivalents

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cash and cash equivalents at the end of the year	26,496,310	29,537,511	18,480,096
Less: Cash and cash equivalents at the beginning of the year	(23,785,651)	(26,496,310)	(29,537,511)

Net increase /(decrease) in cash and cash equivalents	2,710,659	3,041,201	(11,057,415)

(c)	Cash and cash equivalents

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cash at bank (Note 16)	34,743,188	43,882,127	39,598,785
Less: Time deposits with original maturities of more than 3 months	(8,250,270)	(14,346,731)	(21,122,482)
Add: Provision for impairment losses	3,392	2,115	3,793

Cash and cash equivalents at the end of the year	26,496,310	29,537,511	18,480,096

(d)	Net debt reconciliation

This section sets out an analysis of net debt and the movements in net debt for each of the years ended December 31, 2021, 2022 and 2023.

	Borrowings	Bonds payable	Convertible promissory notes payable	Lease liabilities	Optionally convertible promissory notes	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021	10,315,445	—	10,117,188	979,419	7,530,542	28,942,594

Cash flows	15,242,903	—	(100,937)	(663,160)	(446,953)	14,031,853
Acquisitions-leases	—	—	—	501,663	—	501,663
Disposals-leases	—	—	—	(62,087)	—	(62,087)
Foreign exchange adjustments	(227,077)	—	(239,754)	—	(173,565)	(640,396)
Accrued expense	596,146	—	893,001	38,709	495,079	2,022,935

As of December 31, 2021	25,927,417	—	10,669,498	794,544	7,405,103	44,796,562

Cash flows	8,675,099	2,010,782	(3,863,265)	(604,172)	(493,134)	5,725,310
Redemption of convertible promissory notes	—	—	(3,697,127)	—	—	(3,697,127)
Acquisitions-leases	—	—	—	589,488	—	589,488
Disposals-leases	—	—	—	(72,455)	—	(72,455)
Foreign exchange adjustments	772,437	75,524	1,009,422	—	709,192	2,566,575
Accrued expense	1,540,560	57,042	1,045,611	41,402	521,747	3,206,362

As of December 31, 2022	36,915,513	2,143,348	5,164,139	748,807	8,142,908	53,114,715

Cash flows	104,949	(2,298,222)	(50,900)	(474,546)	(8,840,294)	(11,559,013)
Acquisitions-leases	—	—	—	254,383	—	254,383
Disposals-leases	—	—	—	(169,073)	—	(169,073)
Foreign exchange adjustments	246,223	79,167	89,012	—	290,131	704,533
Accrued expense	1,556,599	75,707	448,017	27,123	407,255	2,514,701

As of December 31, 2023	38,823,284	—	5,650,268	386,694	—	44,860,246